Revenues And Expenses - Schedule of Securing Effective Medical Countermeasures for Burn Injuries (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
Sale of goods	$ 7,705,398	$ 1,198,861	$ 901,376
Total revenue	7,705,398	1,198,861	901,376
Other income
BARDA income	8,259,152	10,104,081	6,886,236
Interest income	456,695	68,617	344,734
Total other income	8,715,847	10,172,698	7,230,970
Finance costs
Interest expense	37,769	26,586	12,754
Finance costs	37,769	26,586	12,754
Depreciation included in profit or loss
Depreciation	378,002	143,546	139,703
Profit on disposal of plant and equipment			(1,347)
Depreciation included in profit or loss	378,002	143,546	138,356
Cost of sales	1,697,823	511,646	463,285
Lease payments and other expenses included in profit or loss	950,399	463,095	418,193
Employee benefits expense
Salaries and wages	15,472,511	8,057,869	6,143,458
Share-based expenses	2,688,817	1,835,157	1,587,243
Defined contribution superannuation expense	831,558	374,435	341,586
Employee benefits expense	$ 18,992,886	$ 10,267,461	$ 8,072,287